SCHEDULE OF CHANGES IN NUMBER OF OPTIONS AND RSUS AND WEIGHTED AVERAGE EXERCISE PRICES (Details) (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock shares outstanding	1,700,000	74,001